Apr. 06, 2023
First Trust Short Duration High Income Fund

Effective immediately, due to a restatement of performance data for the Fund’s broad-based securities market index, the disclosure set forth in the eighth row of the table in the Fund’s Prospectus entitled “Average Annual Total Returns for the Periods ended December 31, 2022” is deleted in its entirety and replaced with the disclosure set forth below.

	1 Year	5 Years	10 Years	Since Inception	Inception Date
Morningstar® LSTA® US Leveraged Loan Index(2) (reflects no deduction for fees, expenses or taxes)	-0.79%	3.27%	3.65%	3.49%	11/1/2012

(2)	Since inception return is based on inception date of the Fund.